15. STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for options granted

We used the following assumptions for options granted in fiscal 2018 and 2017:

	2018	2017
Expected volatility	82.40%	81.05%
Expected term	5 Years	5 Years
Risk-free interest rate	2.59%	1.5%
Expected dividend yield	None	None

Rollforward of option activity

Option activity for the years ended December 31, 2018 and 2017 under the 2008 and 2011 Plans are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2016	19,917,007	$0.25
Granted	645,000	0.16
Exercised	–	–
Forfeited	(1,095,000)	0.19
Expired	(4,250,343)	0.33
Outstanding at December 31, 2017	15,216,664	$0.23
Granted	707,500	0.20
Exercised	–	–
Forfeited	(1,015,000)	0.19
Expired	(88,575)	0.63
Outstanding at December 31, 2018	14,820,589	$0.23
Exercisable at December 31, 2018	14,674,758	$0.23
Weighted average grant date fair value		$0.13

Stock options information by exercise price

The following table summarizes information about employee stock options outstanding at December 31, 2018:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2018	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at December 31, 2018	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.13-0.33	14,820,589	4.75 Years	$0.23	$–	14,674,758	$0.23	$–
	14,820,589	4.75 Years	$0.23	$–	14,674,758	$0.23	$–

Warrant activity

Warrant activity for the years ended December 31, 2018 and 2017 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2016	28,196,822	$0.17
Granted	4,416,667	0.15
Exercised	–	–
Forfeited	–	–
Expired	(26,831,589)	0.16
Outstanding at December 31, 2017	5,781,900	$0.17
Granted	1,581,117	$0.21
Exercised	–	–
Forfeited	–	–
Expired	(645,067)	0.25
Outstanding at December 31, 2018	6,717,950	$0.17
Exercisable at December 31, 2018	6,717,950	$0.17
Weighted average grant date fair value		$0.13